OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES	NOTE 4 - OTHER RECEIVABLES Other receivables consist of the following:
	As of December 31,
	2011	2010
Government agencies	$4,774	$4,210
Others	226	1,134
	$5,000	$5,344